Alliance Arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron) - Antibodies Collaboration Agreement - Additional Information (Detail) - Antibodies collaboration agreement [member]
$ in Millions, € in Billions
			1 Months Ended	12 Months Ended
	Jul. 28, 2015 USD ($)	Nov. 30, 2009 USD ($)	Nov. 30, 2009 USD ($)	Dec. 31, 2018 EUR (€)
Outside the United States [member] | Bottom of range [member]
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations				55.00%
Outside the United States [member] | Top of range [member]
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations				65.00%
Regeneron Pharmaceuticals, Inc. [member]
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum funding of the discovery and pre-clinical development of antibodies | $			$ 160
Reallocation of the development expenses to IO from Antibodies Collaboration Agreement | $	$ 75
Percentage of €2.8 billion cumulative development costs funded by Sanofi				80.00%
Percentage of €2.8 billion cumulative development costs funded by Regeneron				20.00%
Percentage of cumulative development costs reimbursed		50.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit		10.00%
Cumulative development costs funded by both companies | €				€ 6.1
Cumulative development costs incurred - Part funded by Sanofi at 100% | €				€ 3.3
Percentage of €3.3 billion cumulative development costs funded by Sanofi				100.00%
Cumulative development cost incurred - Sanofi part 80% and Regeneron part 20% | €				€ 2.8
Percentage of losses borne by Sanofi				55.00%
Contingent sales milestone receivable | $		$ 250